TRADE AND OTHER PAYABLES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE AND OTHER PAYABLES

	As of March 31, 2025	As of September 30, 2025
	HKD	HKD

Trade payables	$262,345	$3,465,870
Payables to an investment partner	30,103,441	43,003,867
Accrued salaries and bonus	688,220	596,665
Other accrued expenses	45,000	1,338,372

Total	$31,099,006	$48,404,774

	As of March 31,
	2024	2025
	HKD	HKD

Trade payables	$1,390,928	$262,345
Payables to an investment partner	-	30,103,441
Accrued salaries and bonus	173,435	688,220
Other accrued expenses	9,220	45,000

Total	$1,573,583	$31,099,006

SCHEDULE OF TRADE AND BILLS PAYABLE

An aging analysis of the trade and bills payables as at the end of the reporting period, based on the invoice date, is as follows:

	As of March 31, 2025	As of September 30, 2025
	HKD	HKD
Within 1 month	$250,345	$3,200,565
1 to 3 months	12,000	31,800
Over 3 months	-	233,505
Total	$262,345	$3,465,870

An aging analysis of the trade and bills payables as at the end of the reporting period, based on the invoice date, is as follows:

	As of March 31,
	2024	2025
	HKD	HKD
Within 1 month	$1,287,758	$250,345
1 to 3 months	103,170	12,000
Total	$1,390,928	$262,345